Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

April 28, 2014

Re: Allianz Life Variable Account B and Allianz Life Insurance Company of North America
Post-Effective Amendment No. 4 to the Registration Statements on Forms N-4 and S-1
Registration Statement Nos. 333-185864, 333-185866 and 811-05618

We received oral comments from you on March 25, 2014 and on February 24, 2014 with respect to Registrant’s above-referenced Post-Effective Amendment No. 1 to the Registration Statements on Form N-4 and S-1. The responses to comments apply to both filings as applicable.

For the convenience of the staff in reviewing the response to comments, we are sending via email a redline copy of the Registration Statement to the Insured Investments Office of the Division of Investment Management, to reflect changes since Post-Effective Amendment No. 1 filed on January 10, 2014. Financial statements, exhibits, and all other required disclosures are also included in this filing.

We have also incorporated revisions based on written comments received on February 14, 2014 for Allianz Life of NY Variable Account C and Allianz Life Insurance Company of New York Initial Registration Statements on Forms N-4 and S-1, Registration Statement Nos. 333-192949 and 333-192948 where applicable.

Within the attached Post-Effective Amendment to the S-1 Registration Statement are letters, submitted by Allianz Life Insurance Company of North America and the principal underwriter, Allianz Life Financial Services, LLC, pursuant to Rule 461 under the Securities Act of 1933, that request acceleration of the effectiveness of the Registration Statement to April 18, 2014 or as soon as practicable after the filing of such amendment.

COMMENTS RECEIVED MARCH 25, 2014

1.	Summary – What Are the Contract’s Benefits? (pages 8-12)

Comment:

In the new Note on page 12, the first bullet point is confusing. Please separate out the example that appears in the middle of the paragraph.

Response:

Revised as requested.

2.	Section 13, Other Information – Our Unregistered Separate Account, Note for Contracts Issued in Texas (page 48)

Comment:

Please add disclosure about the allocation between the general account and the special separate account similar to the response you provided to the oral comment number 3.a received on February 24, 2014.

Response:

Additional disclosure has been added to the prospectus.

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COMMENTS RECEIVED FEBRUARY 24, 2014

All page numbers in this letter refer to the courtesy copy of the prospectus sent to you on January 10th.

General

Comment:

Please confirm that the financial statements you include in the subsequent Post-Effective Amendment will be in XBRL format.

Response:

Confirmed.

1.	Summary – What Are the Contract’s Benefits? (pages 8-10)

Comment:

In the Note on page 9, please clarify that Declared Protection Strategy Credit rates can be different for inforce renewals versus newly issued contracts because of hedging strategies. This comment also applies to the Note on page 10.

Response:

The Notes on page 9 and 10 have been combined into one Note and additional disclosure has been added to the prospectus. For ease of reference, we highlighted in yellow the text that corresponds to this comment.

2.	Section 10, The Annuity Phase – When Annuity Payments Begin (page 43)

Comment:

In the Note on page 43, please clarify the age, or age range, associated with the maximum permitted Annuity Date.

Response:

Revised as requested.

3.	Section 13, Other Information – Our Unregistered Separate Account, Note for Contracts Issued in Texas (page 48)

Comments:

a)	Please clarify how the special separate account for Texas Owners works. Specifically:

•	what is the name of the unregistered, non-unitized, insulated separate account if there is one,

•	what is the split of allocations between the general account and the unregistered, non-unitized, insulated separate account,

•	what factors cause this split to change, and

•	how often does the split change.

b)	Please clarify how you keep Texas Owners allocations separate from allocations of Owners in other states.

Responses:

a)
Initially, a substantial majority of the aggregate assets backing the Contract are allocated to the Company's general account. Subsequently, there may be significant transfers between the general account and the Texas separate account (the Separate Account IATX), in response to Index performance during the Index Year. Allocations and reallocations to and from the Separate Account IATX are managed in the same manner as for the national, non-unitized, non-insulated separate account used in other states (the Separate Account IANA). Changes to the split of allocations between the Separate Account IATX and the general account are caused by Index performance during the then-current Index Year. We typically reallocate between these accounts if there is a 10% incremental change in year-to-date Index performance. We examine year-to-date Index performance daily and change the account allocations daily if needed based on this 10% increment. This is the same process we use for transfer between the general account and Separate Account IANA in other states.

b)
We established the Separate Account IATX as a non-unitized, insulated, segregated separate account pursuant to Minnesota law. It is accounted for separately on the Company's books and records, and is listed on a separate schedule to the "Green Book" annual state insurance filing that is effected for the Company's separate accounts.

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I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Additional required exhibits are included in this amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:                 /s/ Stewart D. Gregg

            Stewart D. Gregg

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